TRADE RECEIVABLES (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Receivables [Abstract]
Payment processor receivables		$ 15,067	$ 0
Trade receivables	[1]	23,470	3,724
Total trade receivables		$ 38,537	$ 3,724

[1]	The balance as of December 31, 2022, included $3 million